UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21477

Name of Fund:	Western Asset/Claymore U.S. Treasury Inflation Protected
Securities Fund 2

Fund Address:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Gregory B. McShea
385 East Colorado Boulevard
Pasadena, CA 91101

Registrant’s telephone number, including area code:	(626) 844 9400

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1 – Schedule of Investments

Portfolio of Investments

March 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 158.8%

Corporate Bonds and Notes — 4.2%
Automotive — 0.6%
General Motors Corporation	8.375%	7/15/33	$6,000	$5,134

Electric — 0.6%
The AES Corporation	8.875%	2/15/11	5,000	5,413

Gas and Pipeline Utilities — 1.2%
Dynegy Holdings Inc.	8.750%	2/15/12	5,000	4,787
The Williams Companies, Inc.	7.500%	1/15/31	5,000	5,250

				10,037

Health Care — 0.6%
Tenet Healthcare Corporation	7.375%	2/1/13	5,000	4,713

Oil and Gas — 1.2%
El Paso Corporation	7.750%	1/15/32	5,000	4,713
Pemex Project Funding Master Trust	8.625%	12/1/23	4,410	4,994	A

				9,707

Total Corporate Bonds and Notes (Identified Cost — $34,102)				35,004

Asset-Backed Securities — 0.2%
Indexed SecuritiesB — 0.2%
Mutual Fund Fee Trust XIII Series 2000-3	9.070%	7/1/08	5,076	1,530	C

Total Asset-Backed Securities (Identified Cost — $1,372)				1,530

U.S. Government and Agency Obligations — 129.8%
Indexed SecuritiesD — 129.8%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	122,931	120,249
United States Treasury Inflation-Protected Security	1.875%	7/15/13	53,469	54,401	E
United States Treasury Inflation-Protected Security	2.000%	1/15/14	819,583	838,896
United States Treasury Inflation-Protected Security	1.625%	1/15/15	62,865	61,937

Portfolio of Investments - Continued

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 - Continued

	Rate	Maturity Date	Par/Shares	Value
Inflation-Protected Security	2.375%	1/15/25	1,568	1,687
Total U.S. Government and Agency Obligations (Identified Cost — $1,091,299)				1,077,170

Yankee BondsF — 24.6%
Electric — 0.7%
Empresa Nacional de Electricidad S.A.	7.875%	2/1/27	5,000	5,417

Foreign Governments — 21.6%
Federative Republic of Brazil	14.500%	10/15/09	15,510	19,480
Federative Republic of Brazil	1.000%	4/15/14	7,342	7,269
Federative Republic of Brazil	10.125%	5/15/27	19,915	20,911
Federative Republic of Brazil	11.000%	8/17/40	11,710	13,033
Republic of Colombia	11.750%	2/25/20	15,980	19,016
Republic of Ecuador	8.000%	8/15/30	6,670	5,936	G
Republic of El Salvador	8.250%	4/10/32	5,030	5,080	A
Republic of Panama	9.375%	1/16/23	13,940	15,613
Republic of Peru	8.750%	11/21/33	15,260	15,871
Russian Federation	5.000%	3/31/30	40,400	41,390	G
United Mexican States	11.500%	5/15/26	2,680	4,054
United Mexican States	7.500%	4/8/33	11,240	11,914

				179,567

Special Purpose — 1.6%
Aries Vermogensverwaltungs	9.600%	10/25/14	2,000	2,405	A
Petrozuata Finance, Inc.	8.220%	4/1/17	11,525	10,833	A

				13,238

Telecommunications — 0.4%
Axtel SA	11.000%	12/15/13	500	529
Innova S. de R.L.	9.375%	9/19/13	2,300	2,547

				3,076

Transportation — 0.3%
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.	1.000%	6/15/09	2,440	2,440	G

Total Yankee Bonds (Identified Cost — $196,930)				203,738

Total Long-Term Securities (Identified Cost — $1,323,703)				1,317,442

Portfolio of Investments - Continued

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 - Continued

	Rate	Maturity Date	Par/Share		value
Short-Term Securities — 0.7%

Options Purchased — 0.5%
Emerging Markets Bond Index Futures Put, April 2005, Strike Price $365.18			50,000,000	H	0
Eurodollar Futures Call, October 2005, Strike Price $96.00.			600	H	233
U. S. Treasury Note Futures Put, June 2005, Strike Price $108.00.			1,148	H	484
U. S. Treasury Note Futures Put, June 2005, Strike Price $109.00.			2,457	H	1,804
U. S. Treasury Note Futures Put, June 2005, Strike Price $110.00.			1,148	H	1,507

					4,028

Repurchase Agreements — 0.2%
Nomura Securities Co. Ltd.
2.81%, dated 3/31/05, to be repurchased at $1,306 on 4/1/05 (Collateral: $1,340 Freddie Mac notes, 3.75%,due 4/15/07, value $1,339)			1,306		1,306

Total Short-Term Securities (Identified Cost — $6,039)					5,334

Total Investments — 159.5% (Identified Cost — $1,329,742)					1,322,776
Other Assets Less Liabilities — (59.5)%					(83,211)
Liquidation value of Preferred Shares					(410,000)

Portfolio of Investments - Continued

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 - Continued

	Rate	Maturity Date	Par/Shares	value
Net Assets — 100.0%				$829,565

	Expiration Date	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Written
U.S. Treasury Bond Futures	June 2005	153	$(40)
U.S. Treasury Note Futures	June 2005	1,737	(702)

			$(742)

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 2.81% of net assets.

B	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of March 31, 2005.

C	Private placement.

D	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

E	Collateral to cover futures and written option contracts.

F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

G	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

H	Par shown represents actual number of contracts.

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day or, in the absence of any such sales, the bid price obtained from quotation reporting systems, pricing services or other approved methods. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting under their supervision. The factors considered in making such valuations are subject to change over time and are reviewed periodically. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, such estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Securities with remaining maturities of 60 days or less are generally valued at a readily available market price, or, if a market price is not readily available, fair valued at amortized cost.

Options, Swaps, and Futures

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made by or received by the Fund each day, depending on the daily fluctuations in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

The following is a summary of open swap contracts outstanding at March 31, 2005.

Deutsche Bank AG (General Motors Acceptance Corporation, 6.75%, due 12/1/14)[1]	December 20, 2005	Specified amount upon credit event noticeA	1.75% Quarterly	$7,500	0

A	Upon bankruptcy or failure to make a scheduled interest payment, the fund will pay $1,000.

Item 2 – Controls and Procedures

(a)	The principal executive and principal financial officers of Western Asset Claymore U.S. Treasury Inflation Protected Securities Fund 2 (the “Registrant”) have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

By:	/s/ RANDOLPH L. KOHN
Randolph L. Kohn President

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RANDOLPH L. KOHN
Randolph L. Kohn President

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Date: May 27, 2005

By:	/s/ MARIE K. KARPINSKI
Marie K. Karpinski Treasurer and Principal Financial and Accounting Officer

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Date: May 27, 2005